The fair value of investment property (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
The fair value of investment property [Abstract]
Land and buildings	[1]	₩ 1,062,195	₩ 1,121,985

[1]	Fair value of investment properties is estimated based on the recent market transactions and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.